Short-Term Investment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Text Block Supplement [Abstract]
Schedule of Measured at Fair Value

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2025.

	Balance at December 31, 2025	Quoted Prices in Active Market for Identical Assets (Level l)	Significant Other Observable (Level 2)	Significant unobservable Inputs (Level 3)
Short-term investments:
Structured Products	4,537,044		4,537,044